Derivatives - Summary of Interest Rate Swap Transactions (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ 0	$ 0
Net Exposure, Fair value	(64,000)	0
Derivative Financial Instruments, Assets [Member] | Other Assets [Member]
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ 244,748,000	$ 151,648,000
Weighted Average Rate Received/(Paid)	4.48%	5.04%
Net Exposure, Fair value	$ 21,700,000	$ 8,918,000
Derivative Financial Instruments, Liabilities [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ (244,748,000)	$ (151,648,000)
Weighted Average Rate Received/(Paid)	4.48%	5.04%
Net Exposure, Fair value	$ (21,764,000)	$ (8,918,000)